Loss on sale of vessels (Details) $ in Thousands				12 Months Ended
	Mar. 15, 2022 USD ($)	Feb. 28, 2022 USD ($)	Sep. 01, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) Vessel	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)
Gross Proceeds and Sale of Vessels [Abstract]
Net proceeds from vessel sales				$ 71,714	$ 35,886	$ 310,016
Maintenance deposits				2,000	2,000
Gain (loss) on sale of vessels				78	0	(12,355)
Carrying amount				418,272	224,977
Impairment charge				0	1,160	0
Proceeds from sale of vessel				71,714	35,886	310,016
Vessels [Member]
Gross Proceeds and Sale of Vessels [Abstract]
Selling price (gross)						322,868
Net proceeds from vessel sales						310,016
Vessels, selling expense						10,852
Maintenance deposits						2,000
Gain (loss) on sale of vessels						(12,355)
Carrying amount				389,059	156,585	136,292
Proceeds from sale of vessel						$ 310,016
M/T Stenaweco Energy [Member]
Gross Proceeds and Sale of Vessels [Abstract]
Date sold						Oct. 29, 2020
Selling price (gross)						$ 25,150
M/T Stenaweco Evolution [Member]
Gross Proceeds and Sale of Vessels [Abstract]
Date sold						Nov. 03, 2020
Selling price (gross)						$ 26,150
M/T EcoFleet [Member]
Gross Proceeds and Sale of Vessels [Abstract]
Date sold						Jan. 21, 2020
Selling price (gross)						$ 21,000
M/T Eco Revolution [Member]
Gross Proceeds and Sale of Vessels [Abstract]
Date sold						Jan. 14, 2020
Selling price (gross)						$ 23,000
M/T SW Excellence [Member]
Gross Proceeds and Sale of Vessels [Abstract]
Date sold						Oct. 14, 2020
Selling price (gross)						$ 27,008
M/T Stenaweco Elegance [Member]
Gross Proceeds and Sale of Vessels [Abstract]
Date sold						Feb. 21, 2020
Selling price (gross)						$ 33,500
M/T Eco Palm Desert [Member]
Gross Proceeds and Sale of Vessels [Abstract]
Date sold						Mar. 19, 2020
Selling price (gross)						$ 34,800
M/T Eco California [Member]
Gross Proceeds and Sale of Vessels [Abstract]
Date sold						Nov. 09, 2020
Selling price (gross)						$ 30,600
M/T Eco Bel Air [Member]
Gross Proceeds and Sale of Vessels [Abstract]
Date sold						Dec. 10, 2020
Selling price (gross)						$ 50,830
Maintenance deposits						$ 1,000
M/T Eco Beverly Hills [Member]
Gross Proceeds and Sale of Vessels [Abstract]
Date sold						Dec. 01, 2020
Selling price (gross)						$ 50,830
Maintenance deposits						$ 1,000
M/T Nord Valiant [Member]
Gross Proceeds and Sale of Vessels [Abstract]
Net proceeds from vessel sales			$ 25,887
Carrying amount							$ 27,047
Fair value					25,887
Impairment charge					1,160
Proceeds from sale of vessel			$ 25,887
M/T Eco Los Angeles [Member]
Gross Proceeds and Sale of Vessels [Abstract]
Net proceeds from vessel sales		$ 18,640
Proceeds from sale of vessel		$ 18,640
Vessels held for sale					35,818
M/T Eco City of Angels [Member]
Gross Proceeds and Sale of Vessels [Abstract]
Net proceeds from vessel sales	$ 18,640
Proceeds from sale of vessel	$ 18,640
Vessels held for sale					35,818
M/T Eco Los Angeles and M/T Eco City [Member]
Gross Proceeds and Sale of Vessels [Abstract]
Gain (loss) on sale of vessels				$ 78
Impairment charge					$ 0
Number of vessels classified as held for sale | Vessel					2
Vessels held for sale					$ 35,818